WARRANTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 32,418	$ 33,122
Warranties sold	3,297	2,149
Revenue recognized	(2,656)	(2,323)
Cost incurred and other	(2,400)	(530)
Ending balance	30,659	32,418
Standard and extended product warranty accrual, current	7,005	7,082
Total warranty reserve, less current portion	$ 23,654	$ 25,336